Significant Accounting Policies - Gold Delivery Agreement Payable (Detail) $ in Thousands	Sep. 30, 2017 USD ($) [1]
Gold Delivery Agreement Payable
Gold Delivery Agreement payable	$ 50
SPDR Long Dollar Gold Trust [Member]
Gold Delivery Agreement Payable
Gold Delivery Agreement payable	$ 50

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.